ACCOUNTS RECEIVABLE (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts Receivable Details
Trade Accounts Receivable	$ 1,741	$ 48,847	$ 43,470
Other Accounts Receivable	160,798	1,574,654	1,271
Account Receivable, Net	$ 162,539	$ 1,623,501	$ 44,741